COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF RIGHT OF USE ASSET	ROU is summarized below:
	March 31, 2023	June 30, 2022
Office lease	$66,201	$66,201
Less: accumulated amortization	(21,677)	(3,678)
Right-of-use asset, net	$44,524	$62,523
ROU is summarized below:
	June 30, 2022	June 30, 2021
Office lease	$66,201	$48,662
Less: accumulated amortization	(3,678)	(48,662)
Right-of-use asset, net	$62,523	$-

SCHEDULE OF OPERATING LEASE LIABILITY

Operating lease liabilities are summarized below:

	March 31, 2023	June 30, 2022
Office lease	$66,201	$66,201
Reduction of lease liability	(20,077)	(3,277)
Less: office lease, current portion	(21,185)	(20,605)
Long term portion of lease liability	$24,939	$42,319

Operating Lease liabilities are summarized below:

	June 30, 2022	June 30, 2021
Office lease	$66,201	$48,662
Reduction of lease liability	(3,277)	(48,662)
Less: office lease, current portion	(20,605)	-
Long term portion of lease liability	$42,319	$-

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Remaining future minimum lease payments under the non-cancelable operating lease at March 31, 2023 are as follows:

Fiscal Year 2023 (remaining)	$6,027
Fiscal Year 2024	24,109
Fiscal Year 2025	20,091
Imputed interest	(4,103)
Total operating lease liability	$46,124

Remaining future minimum lease payments under non-cancelable operating lease at June 30, 2022 are as follows:

Fiscal Year 2023	$24,894
Fiscal Year 2024	24,894
Fiscal Year 2025	20,745
Imputed interest	(7,609)
Total operating lease liability	$62,924